Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
April 29, 2014
Prospectus

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. MFS and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher W. Clark (co-manager) has managed RS Investments' portion of the fund's assets since December 2014.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

AMM-14-07  December 26, 2014
1.936609.115

The following information supplements existing information found in the "Fund Management" section beginning on page 29.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 30.

Christopher W. Clark has managed RS investments' portion of the fund's assets since December 2014. Mr. Clark has been a member of the RS Growth Team since 2007. Mr. Clark has been a co-portfolio manager and analyst of the RS Small Cap Growth, RS Small-Mid Cap Growth, RS Mid Cap Growth and RS Large Cap Growth strategies since 2014. Prior to joining the firm in 2007, Mr. Clark was a research associate at TIAA-CREF for three years, focusing on global portfolio management and the healthcare sector. He has also served as a research assistant at Dresdner RCM Global Investors. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA Charterholder.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 30.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

Class F (FARMX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none

Christopher Clark serves as co-manager of RS Investments' portion of the fund's assets. Mr. Clark will receive compensation for his services.

The following information supplements similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - RS Investments" beginning on page 66.

The following table provides information relating to other accounts managed by Mr. Clark as of December 1, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 3,016	none	$ 788
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 90

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of December 1, 2014, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Clark was none.

AMM-FB-14-03  December 26, 2014
1.966653.103

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund

Class L (FQAJX) and Class N (FQAKX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section beginning on page 50.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none

Christopher Clark serves as co-manager of RS Investments' portion of the fund's assets. Mr. Clark will receive compensation for his services.

The following information supplements similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - RS Investments" beginning on page 66.

The following table provides information relating to other accounts managed by Mr. Clark as of December 1, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 3,016	none	$ 788
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 90

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of December 1, 2014, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Clark was none.

AMM-L-AMM-NB-14-03  December 26, 2014
1.9862709.102

Supplement to the

Strategic Advisers® Small-Mid Cap Fund (FSCFX)

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Fund	over $100,000	none	over $100,000	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none

Christopher Clark serves as co-manager of RS Investments' portion of the fund's assets. Mr. Clark will receive compensation for his services.

The following information supplements similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - RS Investments" beginning on page 66.

The following table provides information relating to other accounts managed by Mr. Clark as of December 1, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 3,016	none	$ 788
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 90

* Includes Strategic Advisers Small-Mid Cap Fund ($305 (in millions) assets managed).

As of December 1, 2014, the dollar range of shares of Strategic Advisers Small-Mid Cap Fund beneficially owned by Mr. Clark was none.

SMCB-14-03  December 26, 2014
1.919463.106

Supplement to the
Strategic Advisers® Small-Mid Cap Fund
April 29, 2014
Prospectus

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces similar information found in the "Fund Summary" section beginning on page 3.

Annual operating expenses
(expenses that you pay each year as a % of the value of your investment)

Management fee (fluctuates based on the fund's allocation among underlying funds and sub-advisers) B	0.50%
Distribution and/or Service (12b-1) fees	None
Other expenses	0.20%
Acquired fund fees and expenses (fees and expenses of underlying funds)	0.47%
Total annual operating expenses A	1.17%
Fee waiver and/or expense reimbursement B	0.25%
Total annual operating expenses after fee waiver and/or expense reimbursement A	0.92%

A Differs from the ratios of expenses to average net assets in the Financial Highlights section of the prospectus because of acquired fund fees and expenses.

B Strategic Advisers, Inc. (Strategic Advisers) has contractually agreed that the fund's maximum aggregate annual management fee will not exceed 1.10% of the fund's average daily net assets. In addition, Strategic Advisers has contractually agreed to waive a portion of the fund's management fee in an amount equal to 0.25% of the fund's average daily net assets. This arrangement will remain in effect through September 30, 2016. Strategic Advisers may not terminate this arrangement without the approval of the Board of Trustees.

SMC-14-08  December 26, 2014
1.919462.118
1 year	$ 94
3 years	$ 305
5 years	$ 578
10 years	$ 1,360

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. MFS and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher W. Clark (co-manager) has managed RS Investments' portion of the fund's assets since December 2014.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

The following information supplements existing information found in the "Fund Management" section beginning on page 19.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 20.

Christopher W. Clark has managed RS investments' portion of the fund's assets since December 2014. Mr. Clark has been a member of the RS Growth Team since 2007. Mr. Clark has been a co-portfolio manager and analyst of the RS Small Cap Growth, RS Small-Mid Cap Growth, RS Mid Cap Growth and RS Large Cap Growth strategies since 2014. Prior to joining the firm in 2007, Mr. Clark was a research associate at TIAA-CREF for three years, focusing on global portfolio management and the healthcare sector. He has also served as a research assistant at Dresdner RCM Global Investors. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA Charterholder.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 20.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.

Supplement to the

Strategic Advisers® Small-Mid Cap Multi-Manager Fund (FNAPX)

A Class of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund

A Fund of Fidelity Rutland Square Trust II

STATEMENT OF ADDITIONAL INFORMATION

April 29, 2014

As Revised October 17, 2014

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

The following information replaces similar information found in the "Trustees and Officers" section on page 51.

The following table sets forth information describing the dollar range of equity securities beneficially owned by each Trustee in the fund and in all funds in the aggregate within the same fund family overseen by the Trustee for the calendar year ended December 31, 2013.

Interested Trustees

DOLLAR RANGE OF FUND SHARES	Roger T. Servison	Derek L. Young
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	none	none
Independent Trustees

DOLLAR RANGE OF FUND SHARES	Peter C. Aldrich	Amy Butte Liebowitz	Ralph F. Cox	Mary C. Farrell	Karen Kaplan
Strategic Advisers Small-Mid Cap Multi-Manager Fund	none	none	none	none	none
AGGREGATE DOLLAR RANGE OF FUND SHARES IN ALL FUNDS OVERSEEN WITHIN FUND FAMILY	over $100,000	$50,001-$100,000	over $100,000	none	none

Christopher Clark serves as co-manager of RS Investments' portion of the fund's assets. Mr. Clark will receive compensation for his services.

The following information supplements similar information found in the "Management Contract" section under the heading "Portfolio Manager Compensation - RS Investments" beginning on page 66.

The following table provides information relating to other accounts managed by Mr. Clark as of December 1, 2014:

	Registered Investment Companies*	Other Pooled Investment Vehicles	Other Accounts
Number of Accounts Managed	9	none	8
Number of Accounts Managed with Performance-Based Advisory Fees	none	none	2
Assets Managed (in millions)	$ 3,016	none	$ 788
Assets Managed with Performance-Based Advisory Fees (in millions)	none	none	$ 90

* Includes Strategic Advisers Small-Mid Cap Multi-Manager Fund ($3 (in millions) assets managed).

As of December 1, 2014, the dollar range of shares of Strategic Advisers Small-Mid Cap Multi-Manager Fund beneficially owned by Mr. Clark was none.

AMMB-14-03  December 26, 2014
1.955679.104

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class F
April 29, 2014
Prospectus

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. MFS and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 7.

Christopher W. Clark (co-manager) has managed RS Investments' portion of the fund's assets since December 2014.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 7.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

AMM-F-14-06  December 26, 2014
1.965094.109

The following information supplements existing information found in the "Fund Management" section beginning on page 22.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

Christopher W. Clark has managed RS investments' portion of the fund's assets since December 2014. Mr. Clark has been a member of the RS Growth Team since 2007. Mr. Clark has been a co-portfolio manager and analyst of the RS Small Cap Growth, RS Small-Mid Cap Growth, RS Mid Cap Growth and RS Large Cap Growth strategies since 2014. Prior to joining the firm in 2007, Mr. Clark was a research associate at TIAA-CREF for three years, focusing on global portfolio management and the healthcare sector. He has also served as a research assistant at Dresdner RCM Global Investors. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA Charterholder.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 23.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.

Supplement to the
Strategic Advisers® Small-Mid Cap Multi-Manager Fund
Class L and Class N
April 29, 2014
Prospectus

Massachusetts Financial Services Company (MFS) is no longer allocated a portion of the fund's assets to manage.

At a meeting held on September 4, 2014, the Board of Trustees approved the appointment of The Boston Company Asset Management, LLC (TBCAM) and Fisher Investments as new sub-advisers of the fund. Therefore, all references to the sub-advisers of the fund shall now refer to Advisory Research, Inc. (ARI), TBCAM, Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic).

The following information replaces the similar information under the heading "Investment Adviser" in the "Fund Summary" section beginning on page 7.

Strategic Advisers (the Adviser) is the fund's manager. Advisory Research, Inc. (ARI), The Boston Company Asset Management, LLC (TBCAM), Fisher Investments, Invesco Advisers, Inc. (Invesco), Kennedy Capital Management, Inc. (Kennedy Capital), Massachusetts Financial Services Company (MFS), Neuberger Berman Management LLC (Neuberger Berman), Pyramis Global Advisors, LLC (Pyramis), RS Investment Management Co. LLC (RS Investments), and Systematic Financial Management, L.P. (Systematic) have been retained to serve as sub-advisers for the fund. MFS and Pyramis have not currently been allocated a portion of the fund's assets to manage.

The following information supplements similar information found in the "Fund Summary" section under the heading "Portfolio Manager(s)" on page 8.

Christopher W. Clark (co-manager) has managed RS Investments' portion of the fund's assets since December 2014.

The following information supplements the similar information found under the heading "Portfolio Manager(s)" in the "Fund Summary" section on page 8.

David A. Daglio, CFA (lead portfolio manager) has managed TBCAM's portion of the fund's assets since October 2014.

Aaron S. Anderson (co-manager), Kenneth L. Fisher (co-manager), William J. Glaser (co-manager), and Jeffery L. Silk (co-manager) have managed Fisher Investments' portion of the fund's assets since September 2014.

AMM-L-AMM-N-14-06  December 26, 2014
1.9585472.106

The following information supplements existing information found in the "Fund Management" section beginning on page 25.

TBCAM, at One Boston Place, Boston, Massachusetts 02108, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, TBCAM had approximately $50.6 billion in assets under management. TBCAM provides investment advisory services for the fund.

Fisher Investments, at 5525 NW Fisher Creek Drive, Camas, Washington 98607, has been retained to serve as a sub-adviser for the fund. As of June 30, 2014, Fisher Investments had approximately $58.4 billion in discretionary assets under management. Fisher Investments provides investment advisory services for the fund.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 26.

Christopher W. Clark has managed RS investments' portion of the fund's assets since December 2014. Mr. Clark has been a member of the RS Growth Team since 2007. Mr. Clark has been a co-portfolio manager and analyst of the RS Small Cap Growth, RS Small-Mid Cap Growth, RS Mid Cap Growth and RS Large Cap Growth strategies since 2014. Prior to joining the firm in 2007, Mr. Clark was a research associate at TIAA-CREF for three years, focusing on global portfolio management and the healthcare sector. He has also served as a research assistant at Dresdner RCM Global Investors. Mr. Clark holds a B.A. in economics from the University of Virginia. Mr. Clark is a CFA Charterholder.

The following information supplements the biographical information found in the "Fund Management" section beginning on page 26.

TBCAM

David A. Daglio, CFA, serves as the lead portfolio manager for TBCAM's portion of the fund's assets, which he has managed since October 2014. Mr. Daglio is a Senior Managing Director at TBCAM, has been the strategy's lead portfolio manager since August 2005 and as an analyst since January 1998.

Fisher Investments

Aaron S. Anderson serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Aaron has been with Fisher Investments since 2005. Aaron is currently the Senior Vice President of Research since 2012 and previously served as a Capital Markets Team Leader in 2012, Research Analyst (Capital Markets) in 2011, Content Creation Team Leader in 2010, and Content Creation Analyst in 2009. Prior to joining Fisher Investments, Aaron worked at Deutsche Bank Alex. Brown as an Assistant Vice President in private wealth management.

Kenneth L. Fisher serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. Ken is the founder, CEO and Co-Chief Investment Officer of Fisher Investments since 1979.

William J. Glaser serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. William has been with Fisher Investments since 1999. He is responsible for the oversight and management of the Research and Investment Operations Groups and has been Executive Vice President of Portfolio Management since 2012. Prior to his current role, William managed the Capital Markets and Securities Research Teams and served as a Capital Markets and Securities Research Analyst.

Jeffery L. Silk serves as co-portfolio manager for Fisher Investments' portion of the fund's assets, which he has managed since September 2014. As one of the early employees of Fisher Investments, Jeffery has been with Fisher Investments since 1983. Jeffery is currently Vice Chairman, Co-Chief Investment Officer and member of the Investment Policy Committee (IPC) since 2005. Prior to his current responsibilities, Jeffery was President and Chief Operating Officer. He has also served as the firm's Director of Trading and Operations.